Statements of Operations and Comprehensive Income (Loss) - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statements of Operations and Comprehensive Income (Loss)
Tax expense (benefit) portion of change in unrealized gains (losses)	$ (235)	$ (25)	$ (105)
Tax expense (benefit) portion of Reclassification Adjustment for losses (gains) included in net income	$ (5)